Commitments and Contingencies (Details Textual)	3 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 31, 2012 ft²
Average Monthly Lease Payments		$ 10,227
Deposit Paid for Lease		47,449
Deposit Paid for Prepaid Rent		36,979
Deposit On Lease Agreement		10,470
Deferred Rent Credit		85,399	$ 143,077
Operating Leases, Rent Expense		$ 106,217	$ 106,217
Area of Land | ft²				9,605
Loss Contingency, Damages Sought, Value	$ 102,000